Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income	$ 63,351	$ 62,895	$ 56,152
Securities available for sale
Unrealized gain (loss) arising during period	(95,263)	(10,644)	15,611
Change in unrealized gains and losses for which a portion of other than temporary impairment has been recognized in earnings	0	0	(49)
Net unrealized loss at time of transfer on securities available for sale transferred to held to maturity	(26,479)	0	0
Accretion of net unrealized losses on securities transferred to held to maturity	3,413	0	0
Reclassification adjustments for (gains) losses included in earnings	275	(1,411)	(267)
Unrealized gains (losses) recognized in other comprehensive income (loss) on securities available for sale	(118,054)	(12,055)	15,295
Income tax expense (benefit)	(24,790)	(2,532)	3,212
Unrealized gains (losses) recognized in other comprehensive income (loss) on securities available for sale, net of tax	(93,264)	(9,523)	12,083
Derivative instruments
Unrealized losses arising during period	0	0	(354)
Reclassification adjustment for expense recognized in earnings	0	0	2,539
Unrealized gains recognized in other comprehensive income (loss) on derivative instruments	0	0	2,185
Income tax expense	0	0	458
Unrealized gains recognized in other comprehensive income (loss) on derivative instruments, net of tax	0	0	1,727
Other comprehensive income (loss)	(93,264)	(9,523)	13,810
Comprehensive income (loss)	$ (29,913)	$ 53,372	$ 69,962